Subsequent Events - Additional Information (Detail) - USD ($)	1 Months Ended	3 Months Ended
	Aug. 31, 2016	Sep. 30, 2016
Scenario, Forecast [Member]
Subsequent Event [Line Items]
Gain (loss) on sale of vessel		$ 0
Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate proceeds received	$ 14,000,000